Sales of Goods (Tables)	12 Months Ended
Dec. 31, 2023
Sales of Goods [Abstract]
Schedule of Sales of Goods	This caption is made up as follows:
	For the year ended of December 31, 2023
	Cement	Concrete and mortar	Precast	Construction supplies	Other	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Segments
Sale of cement, concrete, mortar and precast	1,642,420	182,278	25,540	-	-	1,850,238
Sale of construction supplies	-	-	-	74,096	-	74,096
Sale of other	-	-	-	-	25,741	25,741

	1,642,420	182,278	25,540	74,096	25,741	1,950,075
	For the year ended of December 31, 2022
	Cement	Concrete and mortar	Precast	Construction supplies	Other	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Segments
Sale of cement, concrete, mortar and precast	1,742,704	189,945	31,177	-	-	1,963,826
Sale of construction supplies	-	-	-	114,024	-	114,024
Sale of other	-	-	-	-	37,896	37,896

	1,742,704	189,945	31,177	114,024	37,896	2,115,746
	For the year ended of December 31, 2021
	Cement	Concrete and mortar	Precast	Construction supplies	Other	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Segments
Sale of cement, concrete, mortar and precast	1,534,867	213,565	36,055	-	-	1,784,487
Sale of construction supplies	-	-	-	113,905	-	113,905
Sale of other	-	-	-	-	39,375	39,375

	1,534,867	213,565	36,055	113,905	39,375	1,937,767